Other Information (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Balance, beginning of period	$ 127,959	$ 47,388	$ 15,621
Net change in sales and transfer prices and in production (lifting) costs related to future production	49,498	17,133	12,387
Changes in estimated future development costs	(167,399)	(50,950)	(18,755)
Sales and transfers of oil and gas produced during the period	(71,724)	(19,054)	(4,757)
Net change due to extensions, discoveries and improved recovery	110,316	51,022	17,578
Net change due to revisions in quantity estimates	235,163	(355)	17,654
Previously estimated development costs incurred during the period	24,740	25,020	6,798
Accretion of discount	27,029	2,740	2,614
Purchase of minerals in place	234,336	112,406	8,739
Sale of minerals in place	(3,726)	(23,837)	(262)
Other	824	(1,863)	(3,606)
Net change in income taxes	(92,620)	(31,691)	(6,623)
Standardized measure of discounted future net cash flows	$ 474,396	$ 127,959	$ 47,388